FAIR VALUE MEASUREMENTS - Fair value of the PIPE Derivative Liability (Details) - PIPE Derivative Liability	1 Months Ended
Sep. 30, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Fair value, beginning balance	$ 19,878,900
Change in fair value	26,800
Fair value, ending balance	$ 19,905,700